Post-employment Benefits - Weighted average durations (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Seniority Premiums
Post-employment benefit plans
Weighted average duration of defined benefit obligation	8 years 2 months 12 days	8 years 4 months 24 days
Pensions
Post-employment benefit plans
Weighted average duration of defined benefit obligation	7 years	8 years